UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    NSB Advisors LLC
Address: 200 Westage Center Drive, Suite 228
         Fishkill, NY 12524

13F File Number:  028-13807

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy I. Denney
Title:     Chief Compliance Officer
Phone:     (845) 897-1560

Signature, Place, and Date of Signing:

 /s/  Nancy I. Denney     Fishkill, NY     August 9, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $1,353,915 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amgen Inc                      COM             	031162100     2540    43530 SH     	Sole                                   43530
Apco Oil & Gas International,  SHS             	g0471f109   559946  6441339 SH     	Sole                                 6441339
Argan Inc.                     COM             	04010E109    46634  4598997 SH     	Sole                                 4598997
Astronics Corp                 COM             	046433108    79744  2589089 SH     	Sole                                 2589089
BGC Partners Inc Cl A          CL A            	05541T101       77    10000 SH     	Sole                                   10000
Canadian National Railway      COM             	136375102      280     3500 SH     	Sole                                    3500
Celgene Corp.                  COM             	151020104     3870    64165 SH     	Sole                                   64165
CH Energy Group Inc.           COM             	12541M102      408     7653 SH     	Sole                                    7653
Chevron Corporation            COM             	166764100      949     9230 SH     	Sole                                    9230
Consolidated Edison            COM             	209115104      234     4400 SH     	Sole                                    4400
Eastern Co                     COM             	276317104    39288  2434947 SH     	Sole                                 2434947
Ecology & Enviroment Inc.      CL A            	278878103     1326    77299 SH     	Sole                                   77299
Exxon Mobil                    COM             	30231G102     1567    19253 SH     	Sole                                   19253
General Electric               COM             	369604103      504    26722 SH     	Sole                                   26722
Global PWR Equip Group Inc     PAR $0.01       	37941p306   102784  3875717 SH     	Sole                                 3875717
Globecomm Systems              COM             	37956X103   144060  9258371 SH     	Sole                                 9258371
GSE Systems Inc                COM             	36227k106     5532  2561117 SH     	Sole                                 2561117
Gulfmark Offshore Inc Cl A New CL A NEW        	402629208      747    16898 SH     	Sole                                   16898
II-VI, Inc.                    COM             	902104108      717    28000 SH     	Sole                                   28000
Intl Business Machines         COM             	459200101     1083     6313 SH     	Sole                                    6313
Johnson & Johnson              COM             	478160104      654     9829 SH     	Sole                                    9829
Lilly (Eli)                    COM             	532457108      224     5974 SH     	Sole                                    5974
M&T Bank Corp.                 COM             	55261F104      881    10020 SH     	Sole                                   10020
Merck & Co                     COM             	58933y105      396    11225 SH     	Sole                                   11225
Microsoft Corp                 COM             	594918104      204     7847 SH     	Sole                                    7847
Nanosphere Inc.                COM             	63009F105      153    84500 SH     	Sole                                   84500
Pfizer, Inc                    COM             	717081103      229    11123 SH     	Sole                                   11123
PMFG Inc.                      COM             	69345P103   243828 12283511 SH     	Sole                                12283511
PNC Financial Services Group I COM             	693475105      290     4857 SH     	Sole                                    4857
Precision Castparts            COM             	740189105     1917    11642 SH     	Sole                                   11642
Procter & Gamble               COM             	742718109      856    13464 SH     	Sole                                   13464
Rand Capital Corp              COM             	752185108     6913  2383888 SH     	Sole                                 2383888
Transcat Inc.                  COM             	893529107    50031  4564848 SH     	Sole                                 4564848
U.S. Lime & Minerals Inc.      COM             	911922102    41823  1019821 SH     	Sole                                 1019821
Union Pacific Corp             COM             	907818108      260     2493 SH     	Sole                                    2493
United Technologies Corp       COM             	913017109      349     3947 SH     	Sole                                    3947
Unitil Corp.                   COM             	913259107     5857   222715 SH     	Sole                                  222715
Powershares QQQ Trust          UNIT SER 1      	73935a104      252     4420 SH     	Sole                                    4420
Proshares Trust Ultrashort S & PSHS ULSHT SP500	74347r883     5781   280079 SH     	Sole                                  280079
SPDR GOLD TR                   GOLD SHS        	78463v107      223     1525 SH     	Sole                                    1525
SPDR S&P Midcap 400 ETF        UTSER 1 S&PDCRP 	78467y107      229     1290 SH     	Sole                                    1290
Technology Select Sector SPDR  SBI INT-TECH    	81369Y803      277    10790 SH     	Sole                                   10790